Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	$ 70,651
Fair value of share-based payments	3,655	$ 5,536	$ 12,510
Changes in the fair value of financial assets through other comprehensive income	1	322	(209)
Closing Balance	73,520	70,651
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	97,924	92,855
Tax credited / (debited) to equity	(212)	(239)
Transfer to ordinary shares on exercise of options	0	(228)
Fair value of share-based payments	3,655	5,536
Closing Balance	101,367	97,924	92,855
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(542)	(220)
Changes in the fair value of financial assets through other comprehensive income	(1)	(322)
Closing Balance	(543)	(542)	(220)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	(39,700)	(39,791)
Currency gain/(loss) on translation of foreign operations net assets	(573)	91
Closing Balance	(40,273)	(39,700)	(39,791)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	12,969	12,969
Movements during the period	0	0
Closing Balance	$ 12,969	$ 12,969	$ 12,969